Short-Term Borrowings (Schedule Of Short-Term Borrowings) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Total credit facility borrowing capacity	$ 2,000	$ 2,000
Commercial Paper [Member]
Short-term Debt [Line Items]
Outstanding	$ (70)	$ (46)
Weighted average interest rate	0.17%	1.84%
Letter of Credit [Member]
Short-term Debt [Line Items]
Outstanding	$ (9)	$ (10)
Weighted average interest rate	1.45%	1.20%
London Interbank Offered Rate (LIBOR) [Member]
Short-term Debt [Line Items]
Spread over variable rate	1.25%
London Interbank Offered Rate (LIBOR) [Member] | Credit Facility [Member]
Short-term Debt [Line Items]
Spread over variable rate	1.00%
Federal Funds Effective Rate [Member] | Credit Facility [Member]
Short-term Debt [Line Items]
Spread over variable rate	0.50%